UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09377
The Gabelli Blue Chip Value Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Blue Chip Value Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     The Gabelli Blue Chip Value Fund’s (the “Fund”) (Class AAA) total return was 12.3% during the third quarter of 2009 compared with increases of 15.6% and 16.3% for the Standard & Poor’s (“S&P”) 500 Index and the Lipper Large Cap Value Fund Average, respectively.
     Enclosed is the portfolio of investments as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

											Since
			Year to								Inception
	Quarter		Date		1 Year		3 Year		5 Year		(8/26/99)
Gabelli Blue Chip Value Fund Class AAA	12.33%		25.00%		(2.61)%		(3.86)%		2.60%		2.84%
S&P 500 Index	15.59		19.27		(6.91)		(5.43)		1.01		(0.73)
Lipper Large Cap Value Average	16.26		17.60		(7.92)		(6.95)		0.65		1.27
Class A	12.32		24.97		(2.57)		(3.84)		2.65		2.88
	5.86	(b)	17.79	(b)	(8.18	)(b)	(5.72	)(b)	1.44	(b)	2.27 (b)
Class B	12.11		24.34		(3.27)		(4.56)		1.88		2.44
	7.11	(c)	19.34	(c)	(8.11	)(c)	(5.52	)(c)	1.51	(c)	2.44
Class C	12.02		24.26		(3.28)		(4.59)		1.84		2.42
	11.02	(d)	23.26	(d)	(4.25	)(d)	(4.59)		1.84		2.42
Class I	12.40		25.19		(2.33)		(3.64)		2.87		2.99
In the current prospectus the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. The net expense ratios in the current prospectus for these share classes are 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The Standard & Poor’s (“S&P”) 500 Index is an unmanaged indicator of stock market performance, while the Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004.The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Blue Chip Value Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 77.6%
	Aerospace — 3.5%
6,000	General Dynamics Corp.	$387,600
11,000	The Boeing Co.	595,650

		983,250

	Agriculture — 1.4%
11,000	Archer-Daniels-Midland Co.	321,420
1,000	Monsanto Co.	77,400

		398,820

	Banking — 3.6%
30,876	Bank of America Corp.	522,422
11,000	JPMorgan Chase & Co.	482,020

		1,004,442

	Computer Hardware — 4.6%
1,300	Apple Inc.†	240,981
19,000	Cisco Systems Inc.†	447,260
5,000	International Business Machines Corp.	598,050

		1,286,291

	Computer Software and Services — 2.1%
35,000	EMC Corp.†	596,400

	Diversified Industrial — 2.0%
15,000	Honeywell International Inc.	557,250

	Electronics — 4.4%
26,000	Applied Materials Inc.	348,400
28,000	Intel Corp.	547,960
14,000	Texas Instruments Inc.	331,660

		1,228,020

	Energy — 9.3%
12,000	Allegheny Energy Inc.	318,240
2,000	Chevron Corp.	140,860
11,050	ConocoPhillips	499,018
6,000	Devon Energy Corp.	403,980
5,500	Exxon Mobil Corp.	377,355
10,000	FPL Group Inc.	552,300
9,000	Suncor Energy Inc.	311,040

		2,602,793

	Energy Services — 3.7%
3,000	Diamond Offshore Drilling Inc.	286,560
18,000	Halliburton Co.	488,160
12,000	Weatherford International Ltd.†	248,760

		1,023,480

	Entertainment — 2.7%
9,500	The Walt Disney Co.	260,870
17,000	Time Warner Inc.	489,260

		750,130

	Financial Services — 7.3%
6,000	American Express Co.	203,400
5,000	Capital One Financial Corp.	178,650
2,000	CME Group Inc.	616,380
20,000	Discover Financial Services	324,600
10,000	The Bank of New York Mellon Corp.	289,900
15,000	Wells Fargo & Co.	422,700

		2,035,630

	Food and Beverage — 5.7%
6,000	H.J. Heinz Co.	238,500
20,200	Kraft Foods Inc., Cl. A	530,654
10,000	PepsiCo Inc.	586,600
6,000	The Hershey Co.	233,160

		1,588,914

	Health Care — 13.4%
26,000	Bristol-Myers Squibb Co.	585,520
6,000	Cephalon Inc.†	349,440
7,000	Covidien plc	302,820
5,000	Genzyme Corp.†	283,650
10,000	Johnson & Johnson	608,900
15,000	Schering-Plough Corp.	423,750
7,000	Stryker Corp.	318,010
8,000	UnitedHealth Group Inc.	200,320
14,000	Wyeth	680,120

		3,752,530

	Machinery — 0.5%
3,500	Deere & Co.	150,220

	Metals and Mining — 2.6%
5,000	Agnico-Eagle Mines Ltd.	339,250
1,000	Freeport-McMoRan Copper & Gold Inc.	68,610
7,000	Newmont Mining Corp.	308,140

		716,000

	Retail — 1.4%
5,000	Wal-Mart Stores Inc.	245,450
4,000	Yum! Brands Inc.	135,040

		380,490

	Satellite — 1.1%
11,000	The DIRECTV Group Inc.†	303,380

	Specialty Chemicals — 2.3%
20,000	E. I. du Pont de Nemours and Co.	642,800

	Telecommunications — 3.9%
24,000	AT&T Inc.	648,240
14,200	Verizon Communications Inc.	429,834

		1,078,074

	Water — 2.1%
28,800	American Water Works Co. Inc.	574,272

	TOTAL COMMON STOCKS	21,653,186

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 22.4%
$6,261,000	U.S. Treasury Bills, 0.081% to 0.244%††, 10/15/09 to 03/04/10	6,259,786

	TOTAL INVESTMENTS — 100.0% (Cost $26,454,408)	$27,912,972

	Aggregate book cost	$26,454,408

	Gross unrealized appreciation	$2,391,244
	Gross unrealized depreciation	(932,680)

	Net unrealized appreciation/depreciation	$1,458,564

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to schedule of investments.

2

The Gabelli Blue Chip Value Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$21,653,186
Level 2 — Other Significant Observable Inputs**	6,259,786

Total	$27,912,972

*	The industry classifications are detailed in the Schedule of Investments.

**	The Level 2 securities represent U.S. Government Obligations as detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or September 30, 2009.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,266,550, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

3

The Gabelli Blue Chip Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.

Officers and Portfolio Manager

Barbara G. Marcin, CFA	Bruce N. Alpert
Portfolio Manager	President

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q309SR
The Gabelli Blue Chip Value Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Blue Chip Value Fund

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer
Date 11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer
Date 11/25/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/25/09

*	Print the name and title of each signing officer under his or her signature.